THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

This Supplement amends certain information contained in the Prospectuses referenced above dated May 1, 2014.

Effective October 31, 2014, in the section titled, “Investment Options-Variable Options – Northwestern Mutual Series Fund, Inc.” in the Account A Individual Flexible Payment Variable Annuity and Fee-Based Prospectuses, the Account B Flexible Payment Variable Annuity and Fee Based Prospectuses, and the Account C Group Combination Annuity Prospectus; and, in the section titled “Investment Options - Northwestern Mutual Series Fund, Inc.” the Account C Network Edition Prospectus, the following table is amended to contain the following information for the Money Market, Short-Term Bond, Select Bond, and High Yield Bond Portfolios:

Portfolio	Investment Objective	Sub-adviser (if applicable)
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	Federated Investment Management Company

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 29, 2014.